united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 80.2%
172,537	ABFC 2004-HE1 Trust, 3.929% due 10/25/2033, 1M Libor + 2.55%	$ 167,917
176,034	ABFC 2004-OPT1 Trust, 6.802% due 12/25/2032, 1M Libor + 5.25%	176,080
481,733	ABFC 2004-OPT4 Trust, 3.727% due 8/25/2033, 1M Libor + 2.18%	454,612
625,577	ABFC 2005-HE1 Trust, 2.287% due 3/25/2035, 1M Libor + 0.74%	575,131
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 6.802% due 11/25/2032, 1M Libor + 5.25%	294,940
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 6.802% due 11/25/2033, 1M Libor + 5.25%	402,499
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 6.802% due 4/25/2034, 1M Libor + 5.25%	54,948
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.927% due 4/25/2034, 1M Libor + 3.38%	203,685
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 4.552% due 4/25/2034, 1M Libor + 3.00%	1,232,590
663,325	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 2.947% due 1/25/2035, 1M Libor + 1.40%	560,058
3,611,294	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 2.542% due 05/25/2035, 1M Libor + 0.99%	2,328,392
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 5.052% due 05/25/2035, 1M Libor + 3.50%	1,158,286
247,037	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 4.332% due 4/25/2034, 1M Libor + 2.78%	237,597
376,409	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 3.882% due 4/25/2034, 1M Libor + 2.33%	362,507
453,384	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 4.402% due 9/25/2034, 1M Libor + 2.85%	425,887
459,824	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 4.229% due 10/25/2034, 1M Libor + 2.85%	384,782
1,127,497	AFC Home Equity Loan Trust, 2.138% due 6/25/2029, 1M Libor + 0.81%	984,387
2,996,435	Alternative Loan Trust 2004-29CB, 5.500% due 1/25/2035	515,636
685,038	Alternative Loan Trust 2005-22T1, 3.518% due 6/25/2035, 1M Libor + 5.07%	89,080
157,669	Alternative Loan Trust 2005-24, 2.311% due 7/20/2035, Federal Reserve U.S. 12 month 1.31%	124,242
196,531	Alternative Loan Trust 2005-36, 3.285% due /25/2035	57,221
727,964	Alternative Loan Trust 2005-65CB, 2.129% due 1/25/2036, 1M Libor + 0.75%	565,838
5,040,021	Alternative Loan Trust 2005-72, 1.739% due 1/25/2036, 1M Libor + 0.36%	3,280,334
751,939	Alternative Loan Trust 2006-36T2, 2.452% due 12/25/2036, 1M Libor + 0.90%	426,497
374,538	Alternative Loan Trust 2006-J3, 4.750% due 12/25/2020	327,906
555,310	Alternative Loan Trust 2006- J5, 6.500% due 9/25/2036	313,415
32,018,281	Alternative Loan Trust 2006-OA2, 1.912% due 5/20/2046	2,454,180
2,447,703	Alternative Loan Trust 2006-OA6, 1.822% due 7/25/2046, 1M Libor + 0.27%	1,571,806
4,478,530	Alternative Loan Trust 2006-OC6, 1.712% due 7/25/2036, 1M Libor + 0.16%	4,321,322
61,797,553	Alternative Loan Trust 2006-OA10, 1.794% due 8/25/2046	3,866,759
262,470	Alternative Loan Trust 2006-OA11, 1.742% due 9/25/2046, 1M Libor + 0.19%	235,129
378,261	Alternative Loan Trust Resecuritization 2006-22R, 6.250% due 5/25/2036	289,150
194,763	American Home Mortgage Assets Trust 2006-2, 1.961% due 9/25/2046, Federal Reserve U.S. 12 month 0.96%	170,435
4,522,119	American Home Mortgage Investment Trust 2005-4, 2.312% due 11/25/2045, 1M Libor + 0.76%	3,491,640
1,038,700	American Home Mortgage Investment Trust 2006-3, 1.782% due 12/25/2046, 1M Libor + 0.23%	729,481
491,405	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 5.486% due 1/25/2034, 1M Libor + 6.00%	523,167
472,517	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-13, 5.456% due 1/25/2034, 1M Libor + 5.85%	473,728
643,196	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 4.597% due 5/25/2033, 1M Libor + 3.05%	480,265
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 4.312% due 5/25/2034, 1M Libor + 2.76%	1,099,661
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 3.479% due 11/25/2034, 1M Libor + 2.10%	169,905
324,926	Amortizing Residential Collateral Trust 2001-BC6, 2.752% due 10/25/2031, 1M Libor + 1.20%	266,219
3,764,955	Amortizing Residential Collateral Trust 2002-BC8, 4.402% due 11/25/2032, 1M Libor + 2.85%	3,405,328
414,596	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 4.657% due 10/25/2033, 144A, 1M Libor + 5.25%	270,998
97,360	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 4.327% due 1/25/2034, 1M Libor + 2.78%	78,263
424,520	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 3.727% due 3/25/2034, 1M Libor + 2.18%	420,030
432,822	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 4.554% due 4/25/2034, 1M Libor + 3.23%	417,983
216,411	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 4.254% due 4/25/2034, 1M Libor + 2.93%	209,947
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 2.782% due 2/25/2035, 1M Libor + 1.23%	179,867
106,314	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 4.477% due 8/15/2033, 1M Libor + 3.00%	106,194
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 5.677% due 6/25/2034, 1M Libor + 4.125%	400,244
589,654	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 4.102% due 6/25/2034, 1M Libor + 2.55%	505,993
105,643	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 3.652% due 6/25/2034, 1M Libor + 2.10%	103,998
83,955	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 2.602% due 12/25/2034, 1M Libor + 1.05%	80,696
483,310	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 4.302% due 9/25/2034, 144A, 1M Libor + 2.75%	255,285
345,539	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 3.452% due 9/25/2034, 144A, 1M Libor + 1.90%	284,123
3,654,000	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE7, 2.629% due 7/25/2035, 1M Libor + 1.25%	3,336,447
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 3.404% due 5/25/2035, 1M Libor + 2.03%	1,093,258
1,863,135	Asset-Backed Pass Through Certificates Series 2002-3, 4.554% due 8/25/2032, 1M Libor + 3.23%	1,093,900
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 4.102% due 4/25/2034, 1M Libor + 2.55%	270,312
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 3.232% due 8/25/2032, 1M Libor + 1.68%	1,994,373
63,555	Banc of America Funding 2004-C Trust, 3.883% due 12/20/2034	57,782
317,125	Banc of America Funding 2005-F Trust, 3.674% due 9/20/2035	294,560

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
122,075	Banc of America Funding 2005-F Trust, 1.811% due 9/20/2035, 1M Libor + 0.31%	$ 90,029
2,000,000	Banc of America Funding 2006-D Trust, 1.618% due 5/20/2036, 1M Libor + 0.28%	1,072,911
1,098,999	BankUnited Trust 2005-1, 1.942% due 9/25/2045, 1M Libor + 0.39%	1,021,277
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 2.914% due 6/28/2044, 1M Libor + 1.35%	1,849,169
17,264	Bayview Financial Mortgage Pass-Through Trust 2006-B, 6.038% due 4/28/2036	17,265
246,985	BCAP LLC Trust 2006-AA2, 1.722% due 1/25/2037, 1M Libor + 0.17%	234,688
479,229	BCMSC Trust 2001-A, 8.265% due 12/15/2030, 8.265% due 12/15/2030	284,910
993,848	Bear Stearns ALT-A Trust 2003-6, 3.457% due 1/25/2034	638,222
185,277	Bear Stearns ALT-A Trust 2005-10, 2.052% due 1/25/2036, 1M Libor + 0.50%	191,974
926,034	Bear Stearns ALT-A Trust 2007-2, 1.722% due 4/25/2037, 1M Libor + 0.17%	899,151
60,352	Bear Stearns ARM Trust 2002-1, 4.214% due 2/25/2024	56,087
200,672	Bear Stearns ARM Trust 2004-6, 3.597% due 9/25/2034	175,412
203,932	Bear Stearns ARM Trust 2004-7, 3.750% due 10/25/2034	196,015
177,634	Bear Stearns ARM Trust 2007-4, 3.612% due 6/25/2047	173,921
618,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 5.239% due 10/25/2034, 1M Libor + 4.00%	626,048
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 4.229% due 6/25/2034, 1M Libor + 2.85%	257,479
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 4.402% due 9/25/2034, 1M Libor + 2.85%	740,493
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 5.452% due 8/25/2034, 1M Libor + 4.13%	153,337
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 7.004% due 8/25/2034, 1M Libor + 5.63%	163,250
204,064	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 3.652% due 8/25/2034, 1M Libor + 2.10%	197,729
836,637	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 4.177% due 9/25/2034, 1M Libor + 2.63%	596,986
587,861	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 3.652% due 9/25/2034, 1M Libor + 2.10%	534,726
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 3.953% due 11/25/2034, 1M Libor + 2.63%	346,633
218,632	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 3.427% due 11/25/2034, 1M Libor + 2.10%	203,881
336,324	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 4.079% due 12/25/2034, 1M Libor + 2.70%	300,228
1,222,310	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 3.427% due 4/25/2035, 1M Libor + 1.88%	1,095,586
1,100,116	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1.722% due 3/25/2037, 1M Libor + 0.17%	1,338,986
51,739	Bear Stearns Asset Backed Securities Trust, 7.177% due 10/25/2029, 1M Libor + 5.625%	51,803
170,370	Bear Stearns Asset Backed Securities Trust, 8.410% due 10/25/2029	175,685
346,164	Bear Stearns Asset Backed Securities Trust, 8.220% due 10/25/2029	338,405
321,950	Bear Stearns Asset Backed Securities Trust 2003-AC4, 5.658% due 9/25/2033	295,663
200,683	Bear Stearns Asset Backed Securities Trust 2003-AC5, 6.254% due 10/25/2033, 1M Libor + 4.88%	201,208
136,858	Bear Stearns Asset Backed Securities Trust 2003-AC6, 3.977% due 11/25/2033, 1M Libor + 2.65%	118,472
215,809	Bear Stearns Asset Backed Securities Trust 2003-HE1, 4.703% due 1/25/2034, 1M Libor + 3.38%	80,359
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 4.178% due 1/25/2034, 1M Libor + 2.85%	75,724
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 6.254% due 2/25/2034, 1M Libor + 6.00%	91,734
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 6.114% due 3/25/2034, 1M Libor + 4.88%	328,615
59,550	Bear Stearns Asset Backed Securities Trust 2004-HE2, 3.953% due 3/25/2034, 1M Libor + 2.63%	59,170
697,016	Bear Stearns Asset Backed Securities Trust 2004-HE2, 3.427% due 3/25/2034, 1M Libor + 2.10%	681,237
153,323	Bear Stearns Asset Backed Securities Trust 2004-SD1, 6.000% due 12/25/2042	135,553
1,125,000	Bear Stearns Asset Backed Securities Trust 2005-SD2, 5.302% due 12/25/2044, 1M Libor + 3.75%	956,612
157,856	Bear Stearns Asset Backed Securities Trust 2007-SD2, 6.000% due 9/25/2046	158,899
780,015	Bear Stearns Mortgage Funding Trust 2006-AR1, 1.812% due 8/25/2036, 1M Libor + 0.26%	1,766,194
1,496,520	Bear Stearns Mortgage Funding Trust 2006-AR5, 1.762% due 12/25/2046, 1M Libor + 0.21%	3,096,734
366,100	Bear Stearns Mortgage Funding Trust 2007-AR3, 1.692% due 3/25/2037, 1M Libor + 0.14%	348,091
151,110	BellaVista Mortgage Trust 2005-2, 1.745% due 5/20/2045, 1M Libor + 0.50%	131,112
2,400,000	Bsprt 2017-Fl1 Issuer Ltd, 5.588% due 6/15/2027, 144A, 1M Libor + 4.25%	2,422,938
354,499	Carrington Mortgage Loan Trust Series 2004-NC1, 3.877% due 5/25/2034, 1M Libor + 2.33%	308,889
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 2.722% due 2/25/2035, 1M Libor + 1.17%	937,459
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1.802% due 4/252036, 1M Libor + 0.25%	906,875
36,688	Carrington Mortgage Loan Trust Series 2006-NC4, 1.652% due 10/25/2036, 1M Libor + 0.10%	36,724
2,368,022	C-BASS 2007-CB1 TRUST, 5.835% due 1/25/2037	1,187,306
1,067,348	C-BASS 2007-CB1 TRUST, 5.721% due 1/25/2037	535,254
315,739	C-BASS 2007-CB1 TRUST, 1.622% due 1/25/2037, 1M Libor + 0.07%	143,386
655,462	CDC Mortgage Capital Trust 2003-HE2, 4.402% due 10/25/2033, 1M Libor + 2.85%	610,914
197,253	CDC Mortgage Capital Trust 2003-HE3, 4.177% due 11/25/2033, 1M Libor + 2.63%	194,090
581,470	CDC Mortgage Capital Trust 2004-HE1, 3.129% due 6/25/2034, 1M Libor + 1.80%	530,305
1,239,907	CDC Mortgage Capital Trust 2004-HE3, 3.129% due 11/25/2034, 1M Libor + 1.80%	1,119,425
445,821	Centex Home Equity Loan Trust 2001-b, 7.330% due 7/25/2032	400,443
1,285,330	Centex Home Equity Loan Trust 2004-B, 3.127% due 3/25/2034, 1M Libor + 1.58%	1,221,816
4,049,717	Centex Home Equity Loan Trust 2004-C, 3.277% due 6/25/2034, 1M Libor + 1.73%	3,109,930
176,284	Centex Home Equity Loan Trust 2004-D, 2.552% due 9/25/2034, 1M Libor + 1.00%	160,892

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
53,675	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 3.779% due 6/25/2034, 1M Libor + 2.40%	$ 53,636
154,556	Chase Funding Trust Series 2003-3, 4.885% due 5/25/2032	104,870
112,486	Chase Mortgage Finance Trust Series 2005-S3, 5.500% due 11/25/2035	108,020
2,700,000	ChaseFlex Trust Series 2007-2, 1.952% due 5/25/2037, 1M Libor + 0.40%	1,856,102
175,376	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-2, 1.872% due 5/25/2035, 144A	170,157
797,669	CHL Mortgage Pass-Through Trust 2003-58, 3.675% due 2/19/2034	737,980
90,469	CHL Mortgage Pass-Through Trust 2004-2, 3.496% due 3/25/2034	78,198
1,601,372	CHL Mortgage Pass-Through Trust 2004-6, 3.578% due 5/25/2034	1,431,972
702,782	CHL Mortgage Pass-Through Trust 2005-2, 2.232% due 3/25/2035, 1M Libor + 0.68%	653,440
82,344	CHL Mortgage Pass-Through Trust 2005-11, 1.822% due 4/25/2035, 1M Libor + 0.27%	81,924
721,530	CHL Mortgage Pass-Through Trust 2005-14, 5.500% due 7/25/2035	460,085
208,888	CHL Mortgage Pass-Through Trust 2007-HYB2, 3.369% due 2/25/2047	188,901
8,000,000	CIT Mortgage Loan Trust 2007-1, 3.302% due 10/25/2037, 144A, 1M Libor + 1.75%	6,197,846
13,073,000	CIT Mortgage Loan Trust 2007-1, 3.302% due 10/25/2037, 144A, 1M Libor + 1.75%	6,636,673
240,873	Citicorp Mortgage Securities Trust Series 2006-4, 6.000% due 8/25/2036	238,666
177,356	Citicorp Mortgage Securities Trust Series 2007-7, 0.000% due 8/25/2037	140,492
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1, 6.142% due 7/25/2036	1,460,837
5,609,557	Citicorp Residential Mortgage Trust Series 2006-2, 5.996% due 9/25/2036	570,167
419,260	Citigroup Mortgage Loan Trust 2005-3, 3.462% due 8/25/2035	323,464
1,700,000	Citigroup Mortgage Loan Trust 2006-HE1, 2.052% due 1/25/2036, 1M Libor + 0.50%	1,386,946
2,401,000	Citigroup Mortgage Loan Trust 2007-2, 6.000% due 11/25/2036	1,695,845
147,244	Citigroup Mortgage Loan Trust 2007-AR8, 3.594% due 7/25/2037	137,221
512,048	Citigroup Mortgage Loan Trust 2007-OPX1, 6.333% due 1/25/2037	361,010
63,703	Citigroup Mortgage Loan Trust Inc, 3.623% due 3/25/2034	63,557
39,474	Citigroup Mortgage Loan Trust Inc, 3.498% due 2/25/2034	39,397
465,453	Citigroup Mortgage Loan Trust Inc, 3.412% due 2/25/2035, 1M Libor + 1.86%	419,700
698,179	Citigroup Mortgage Loan Trust Inc, 2.647% due 2/25/2035, 1M Libor + 1.10%	646,332
4,826,402	Citigroup Mortgage Loan Trust Inc, 2.029% due 10/25/2035, 1M Libor + 0.65%	1,848,984
1,088,388	Citigroup Mortgage Loan Trust Inc., 1.639% due 11/25/2035, 1M Libor + 0.26%	881,178
136,120	CitiMortgage Alternative Loan Trust Series 2007-A1, 6.000% due 1/25/2037	128,204
30,914	Countrywide Asset-Backed Adj%, 3.502% due 2/25/2034	30,994
293,499	Countrywide Asset-Backed Certificates, 4.754% due 3/25/2032, 144A, 1M Libor + 3.38%	284,194
841,422	Countrywide Asset-Backed Certificates, 4.177% due 12/25/2032	623,421
142,732	Countrywide Asset-Backed Certificates, 3.929% due 4/25/2033, 1M Libor + 2.55%	126,387
558,011	Countrywide Asset-Backed Certificates, 3.802% due 11/25/2032, 1M Libor + 2.25%	455,588
21,925	Countrywide Asset-Backed Certificates, 3.802% due 7/25/2034, 1M Libor + 2.25%	21,209
459,690	Countrywide Asset-Backed Certificates, 3.652% due 8/25/2033, 1M Libor + 2.10%	448,912
63,577	Countrywide Asset-Backed Certificates, 3.427% due 10/25/2034, 1M Libor + 1.88%	53,844
748,614	Countrywide Asset-Backed Certificates, 2.052% due 3/25/2036, 1M Libor + 0.50%	676,030
400,206	Countrywide Asset-Backed Certificates, 2.002% due 3/25/2047, 144A, 1M Libor + 0.45%	245,452
236,542	Credit Suisse First Boston Mortgage Securities Corp, 3.552% due 10/25/2032, 1M Libor + 2.00%	219,170
175,721	Credit Suisse First Boston Mortgage Securities Corp, 3.454% due 3/25/2033	165,063
647,694	Credit Suisse First Boston Mortgage Securities Corp, 3.552% due 2/25/2035, 1M Libor + 2.00%	611,078
562,637	Credit-Based Asset Servicing & Securitization LLC, 7.177% due 10/25/2032, 1M Libor + 5.63%	509,642
573,151	Credit-Based Asset Servicing & Securitization LLC, 4.237% due 5/25/2032, 1M Libor + 3.00%	569,976
928,113	Credit-Based Asset Servicing & Securitization LLC, 3.329% due 4/25/2032, 1M Libor + 1.95%	804,882
196,234	Credit-Based Asset Servicing & Securitization LLC, 3.457% due 3/25/2033, 1M Libor + 1.91%	186,374
239,664	Credit-Based Asset Servicing & Securitization LLC, 2.752% due 1/25/2033, 1M Libor + 1.43%	238,547
75,143	Credit-Based Asset Servicing & Securitization LLC, 4.181% due 3/25/2034, 1M Libor + 3.00%	74,790
145,075	Credit-Based Asset Servicing & Securitization LLC, 4.181% due 3/25/2034, 1M Libor + 4.88%	170,208
221,578	Credit-Based Asset Servicing & Securitization LLC, 4.181% due 3/25/2034, 144A, 1M Libor + 3.75%	226,100
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 5.096% due 9/25/2035, 144A	2,553,226
324,485	Credit-Based Asset Servicing & Securitization LLC, 4.079% due 7/25/2035, 1M Libor + 2.70%	312,422
77,926	Credit-Based Asset Servicing & Securitization LLC, 2.423% due 1/25/2035, 1M Libor + 1.10%	78,562
363,000	Credit-Based Asset Servicing & Securitization LLC, 2.182% due 7/25/2035, 1M Libor + 0.63%	315,605
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 2.252% due 7/25/2036, 144A, 1M Libor + 0.70%	2,576,468
445,000	Credit-Based Asset Servicing & Securitization LLC, 6.114% due 4/25/2037	349,565
1,360,918	Credit-Based Asset Servicing & Securitization LLC, 5.078% due 5/25/2050, 1M Libor + 2.50%	1,291,479
177,719	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10, 5.721% due 5/25/2033	171,780
873,204	CSFB Mortgage-Backed Trust Series 2004-7, 5.936% due 11/25/2034	375,577
441,912	CWABS Asset-Backed Certificates Trust 2005-1, 5.555% due 7/25/2035	424,796
783,000	CWABS Asset-Backed Certificates Trust 2005-4, 4.823% due 7/25/2035	221,626

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
5,000,000	CWABS Asset-Backed Certificates Trust 2005-7, 5.115% due 10/25/2035	$ 4,000,625
12,350,000	CWABS Asset-Backed Certificates Trust 2005-17, 2.048% due 5/25/2036, 1M Libor + 0.72%	3,255,236
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 6.052% due 8/25/2033, 1M Libor + 4.50%	1,845,697
43,619	CWABS Inc Asset-Backed Certificates Trust 2004-5, 4.552% due 4/25/2034, 1M Libor + 3.00%	42,649
360,269	CWABS Inc Asset-Backed Certificates Trust 2004-5, 3.877% due 5/25/2034, 1M Libor + 2.33%	350,067
145,802	CWABS Inc Asset-Backed Certificates Trust 2004-5, 2.407% due 8/25/2034, 1M Libor + 0.86%	144,237
966,253	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1.677% due 5/15/2036, 1M Libor + 0.20%	914,830
232,872	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1, 1.692% due 8/25/2037, 1M Libor + 0.14%	230,937
1,346,120	Deutsche Management Securities, 1.629% due 5/28/2037, 1M Libor + 0.25%	151,347
39,486	DSLA Mortgage Loan Trust 2004-AR3, 2.595% due 7/19/2044, 1M Libor + 1.10%	34,979
127,398	DSLA Mortgage Loan Trust 2005-AR1, 1.668% due 2/19/2045, 1M Libor + 0.33%	24,599
572,767	DSLA Mortgage Loan Trust 2005-AR1, 1.675% due 4/19/2047, 1M Libor + 0.18%	482,357
1,007,443	EMC Mortgage Loan Trust 2002-A, 4.102% due 5/25/2039, 1M Libor + 1.70%	748,301
426,038	EquiFirst Mortgage Loan Trust 2004-3, 5.279% due 12/25/2034, 1M Libor + 3.90%	201,274
681,206	EquiFirst Mortgage Loan Trust 2004-3, 4.004% due 12/25/2034, 1M Libor + 2.63%	614,523
850,860	EquiFirst Mortgage Loan Trust 2005-1, 3.128% due 4/25/2035, 1M Libor + 1.80%	717,884
17,391,038	Fannie Mae REMICS, 4.498% due 3/25/2039, 1M Libor + 6.05%	1,458,119
21,758,718	Fannie Mae REMICS, 4.598% due 4/25/2040, 1M Libor + 6.15%	2,304,791
9,332,930	Fannie Mae REMICS, 4.498% due 3/25/2047, 1M Libor + 6.05%	1,933,540
7,272,987	Fannie Mae REMICS, 4.598% due 9/25/2047, 1M Libor + 6.15%	1,558,780
8,820,347	Fannie Mae REMICS, 4.648% due 12/25/2047, 1M Libor + 6.20%	1,789,298
281,641	FBR Securitization Trust, 2.003% due 10/25/2035, 1M Libor + 0.68%	183,917
1,660,836	FFMLT Trust 2005-FFA, 6.114% due 3/25/2025	1,269,696
579,744	Finance America Mortgage Loan Trust 2004-1, 3.727% due 6/25/2034, 1M Libor + 2.18%	419,743
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 3.652% due 5/25/2034, 1M Libor + 2.10%	115,738
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 2.954% due 2/25/2033, 1M Libor + 1.58%	496,996
354,737	First Franklin Mortgage Loan Trust 2002-FFA, 3.552% due 9/25/2032, 1M Libor + 2.00%	356,560
992,180	First Franklin Mortgage Loan Trust 2003-FFH1, 4.004% due 9/25/2033, 1M Libor + 2.63%	933,209
436,471	First Franklin Mortgage Loan Trust 2003-FFH2, 3.922% due 2/25/2034, 1M Libor + 2.37%	408,774
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 3.952% due 8/25/2034, 1M Libor + 2.40%	569,120
716,112	First Franklin Mortgage Loan Trust 2004-FF7, 5.500% due 9/25/2034	474,324
87,842	First Franklin Mortgage Loan Trust 2004-FFB, 4.903% due 6/25/2024	87,067
3,780,000	First Franklin Mortgage Loan Trust 2006-FF5, 1.822% due 4/25/2036, 1M Libor + 0.27%	2,679,964
5,785,113	First NLC Trust 2005-1, 1.973% due 5/25/2035, 1M Libor + 0.65%	5,089,763
1,934,870	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 5.499% due 11/25/2052, 144A	1,891,335
4,059,023	Freddie Mac REMICS, 5.223% due 2/15/2042, 1M Libor + 6.70%	640,290
9,396,481	Freddie Mac REMICS, 4.623% due 12/15/2044, 1M Libor + 6.10%	1,665,261
4,862,893	Freddie Mac REMICS, 4.623% due 5/15/2047, 1M Libor + 6.10%	1,053,226
5,997,787	Freddie Mac REMICS, 4.623% due 6/15/2047, 1M Libor + 6.10%	1,307,542
662,953	Fremont Home Loan Trust 2004-C, 3.104% due 8/25/2034, 1M Libor + 1.73%	579,981
743,170	GE Capital Mortgage Services Corp. 1999-HE3 Trust, 7.775% due 10/25/2029	790,313
330,849	GE Capital Mortgage Services Inc 1999-HE2 Trust, 7.905% due 7/25/2029	157,801
164,227	GreenPoint Mortgage Funding Trust 2006-AR3, 1.782% due 4/25/2036, 1M Libor + 0.23%	179,381
735,630	GreenPoint Mortgage Loan Trust 2004-1, 2.127% due 10/25/2034, 1M Libor + 0.58%	678,262
4,176,000	GSAA Home Equity Trust 2005-6, 2.752% due 6/25/2035, 1M Libor + 1.20%	3,083,895
5,000,000	GSAA Trust, 2.009% due 6/25/2035, 1M Libor + 0.77%	2,719,423
1,692,000	GSAA Trust, 5.760% due 11/25/2034	1,583,938
614,438	GSAMP Trust 2003-HE2, 5.977% due 8/25/2033, 1M Libor + 4.43%	613,013
178,106	GSAMP Trust 2003-SEA, 5.802% due 2/25/2033, 144A, 1M Libor + 4.25%	177,435
662,795	GSAMP Trust 2004-HE2, 4.466% due 9/25/2034, 1M Libor + 3.23%	357,204
83,148	GSAMP Trust 2004-OPT, 4.102% due 11/25/2034, 1M Libor + 2.55%	57,489
89,597	GSAMP Trust 2004-WF, 4.027% due 10/25/2034, 1M Libor + 2.48%	76,393
1,600,000	GSAMP Trust 2005-SD2, 2.829% due 4/25/2035, 144A, 1M Libor + 1.45%	1,152,928
2,568,877	GSAMP Trust 2006-HE3, 1.609% due 5/25/2046, 1M Libor + 0.28%	1,594,366
2,126,778	GSMPS Mortgage Loan Trust 2003-3, 7.135% due 6/25/2043, 144A	828,442
186,332	GSR Mortgage Loan Trust 2003-2F, 4.750% due 3/25/2032	181,078
41,353	GSR Mortgage Loan Trust 2004-7, 3.120% due 6/25/2034	39,774
3,142,163	GSR Mortgage Loan Trust 2006-4F, 1.902% due 5/25/2036, 1M Libor + 0.35%	735,231
1,470,547	GSR Mortgage Loan Trust 2006-9F, 1.729% due 10/25/2036, 1M Libor + 0.35%	537,745
36,036	GSR Mortgage Loan Trust 2006-AR2, 3.422% due 4/25/2036	32,742
834,695	HarborView Mortgage Loan Trust 2004-8, 2.435% due 11/19/2034, 1M Libor + 0.94%	383,552
12,149,548	HarborView Mortgage Loan Trust 2007-1, 1.675% due 3/19/2037, 1M Libor + 0.18%	9,337,931

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
237,122	Home Equity Asset Trust, 4.102% due 3/25/2033, 1M Libor + 2.55%	$ 202,349
1,333,643	Home Equity Asset Trust, 5.052% due 3/25/2034, 1M Libor + 3.50%	1,196,430
263,366	Home Equity Asset Trust, 4.052% due 4/25/2034, 1M Libor + 2.50%	245,500
600,138	Home Equity Asset Trust, 4.152% due 8/25/2034, 1M Libor + 2.60%	765,293
770,660	Home Equity Asset Trust, 3.052% due 3/25/2035, 1M Libor + 1.50%	736,792
284,592	Home Equity Asset Trust 2002-2, 3.402% due 6/25/2032, 1M Libor + 1.85%	248,040
1,034,963	Home Equity Asset Trust 2004-4, 4.302% due 10/25/2034, 1M Libor + 2.75%	1,042,450
228,790	Home Equity Asset Trust 2006-2, 1.759% due 5/25/2036, 144A, 1M Libor + 0.38%	217,028
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1.992% due 3/25/2036, 1M Libor + 0.44%	121,324
539,742	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 3.727% due 12/25/2032, 1M Libor + 2.18%	419,726
180,941	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A, 5.504% due 4/25/2033	166,423
547,265	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 4.702% due 11/25/2034, 1M Libor + 3.15%	550,967
543,412	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 3.727% due 11/25/2034, 1M Libor + 2.18%	542,754
464,872	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 4.177% due 3/25/2035, 1M Libor + 2.63%	409,082
435,817	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 3.427% due 3/25/2035, 1M Libor + 1.88%	388,217
232,436	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 2.977% due 3/25/2035, 1M Libor + 1.43%	209,105
385,968	HomeBanc Mortgage Trust 2004-2, 2.527% due 12/25/2034, 1M Libor + 0.98%	349,556
1,335,744	HomeBanc Mortgage Trust 2005-1, 2.802% due 3/25/2035, 1M Libor + 1.25%	1,219,431
453,975	IMC Home Equity Loan Trust 1998-1, 7.530% due 6/20/2029	444,256
12,202	IMC Home Equity Loan Trust 1998-5, 6.560% due 12/20/2029	12,483
258,353	Impac CMB Trust Series 2004-6, 3.502% due 10/25/2034, 1M Libor + 1.95%	237,257
695,569	Impac CMB Trust Series 2004-11, 2.292% due 3/25/2035, 1M Libor + 0.74%	643,028
202,344	Impac CMB Trust Series 2005-2, 4.027% due 4/25/2035, 1M Libor + 2.48%	193,224
236,068	Impac CMB Trust Series 2005-2, 2.677% due 4/25/2035, 1M Libor + 1.13%	218,744
1,294,184	Impac CMB Trust Series 2005-2, 2.317% due 4/25/2035, 1M Libor + 0.77%	1,128,513
152,833	Impac CMB Trust Series 2005-3, 2.152% due 8/25/2035, 1M Libor + 0.60%	131,426
84,517	Impac CMB Trust Series 2005-6, 4.927% due 10/25/2035, 1M Libor + 3.38%	84,330
92,505	Impac Secured Assets CMN Owner Trust, 6.500% due 4/25/2033	82,993
4,068,652	Impac Secured Assets Corp Series 2004-4, 3.202% due 2/25/2035, 1M Libor + 1.65%	3,226,318
164,876	IndyMac INDX Mortgage Loan Trust 2004-AR5, 2.279% due 8/25/2034, 1M Libor + 0.90%	3,442
120,090	IndyMac INDX Mortgage Loan Trust 2004-AR5, 2.179% due 8/25/2034, 1M Libor + 0.80%	110,273
954,694	JP Morgan Alternative Loan Trust, 3.490% due 5/25/2036	825,896
903,144	JP Morgan Mortgage Trust 2005-A1, 3.697% due 2/25/2035	714,082
252,093	JP Morgan Mortgage Trust 2006-A6, 3.450% due 10/25/2036	224,617
163,974	JP Morgan Mortgage Trust 2006-S3, 6.500% due 8/25/2036	139,358
94,884	Lehman Mortgage Trust 2005-3, 6.000% due 1/25/2036	94,587
134,295	Lehman XS Trust 2007-1, 1.558% due 2/25/2037, 1M Libor + 0.23%	88,892
1,120,677	Lehman XS Trust Series 2007-7N, 1.792% due 6/25/2047, 1M Libor + 0.24%	975,464
360,645	Lehman XS Trust Series 2007-16N, 2.402% due 9/25/2047, 1M Libor + 0.85%	348,217
271,105	Long Beach Mortgage Loan Trust 2001-2, 3.745% due 7/25/2031, 1M Libor + 2.93%	418,006
209,975	Long Beach Mortgage Loan Trust 2001-4, 4.027% due 3/25/2032, 1M Libor + 2.48%	193,906
117,816	Long Beach Mortgage Loan Trust 2003-3, 4.327% due 7/25/2033, 1M Libor + 2.78%	116,630
335,812	Long Beach Mortgage Loan Trust 2003-4, 4.177% due 8/25/2033, 1M Libor + 2.63%	341,990
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 2.977% due 2/25/2035, 1M Libor + 1.43%	3,824,147
3,378,700	Long Beach Mortgage Loan Trust 2005-3, 2.257% due 8/25/2045, 1M Libor + 0.71%	2,848,894
785,741	MASTR Adjustable Rate Mortgages Trust 2004-10, 3.621% due 10/25/2034	485,226
308,269	MASTR Alternative Loan Trust 2006-2, 1.952% due 3/25/2036, 1M Libor + 0.40%	61,177
474,260	MASTR Alternative Loan Trust 2006-2, 1.902% due 3/25/2036, 1M Libor + 0.35%	92,631
127,041	MASTR Asset Securitization Trust 2004-3, 5.500% due 3/25/2034	127,329
5,799,000	Mastr Specialized Loan Trust, 2.032% due 2/25/2036, 144A, 1M Libor + 0.48%	4,571,845
835,052	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 4.027% due 7/25/2034, 1M Libor + 2.48%	705,576
243,421	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 5.902% due 8/25/2035, 1M Libor + 4.35%	220,037
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 4.327% due 12/25/2034, 1M Libor + 2.78%	455,115
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 7.177% due 9/25/2035, 144A, 1M Libor + 5.63%	766,985
785,390	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.730% due 9/25/2037	641,809
164,176	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3, 3.315% due 9/25/2037	157,983
133,319	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1, 3.441% due 2/25/2034	111,312
89,532	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 4.402% due 5/25/2033, 1M Libor + 2.85%	87,815
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 6.502% due 4/25/2033, 1M Libor + 4.95%	689,503
299,475	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 7.177% due 6/25/2033, 1M Libor + 5.63%	295,589
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 7.004% due 9/25/2033, 1M Libor + 5.63%	488,883
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 6.779% due 9/25/2033, 1M Libor + 5.40%	393,540

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 7.177% due 10/25/2033, 1M Libor + 5.63%	$ 750,954
358,282	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 4.702% due 5/25/2034, 1M Libor + 3.15%	351,403
1,490,749	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 3.404% due 8/25/2034, 1M Libor + 2.03%	1,362,846
186,680	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 4.252% due 9/25/2034, 1M Libor + 2.70%	186,762
341,150	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 3.502% due 9/25/2034, 1M Libor + 1.95%	335,324
1,815,390	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 3.127% due 11/25/2034, 1M Libor + 1.58%	1,700,054
59,099	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 3.104% due 7/25/2034, 1M Libor + 1.73%	57,792
268,652	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 4.154% due 9/25/2034, 1M Libor + 2.78%	266,825
528,712	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 3.254% due 9/25/2034, 1M Libor + 1.88%	519,474
149,551	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 2.954% due 11/25/2034, 1M Libor + 1.58%	146,193
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 2.977% due 1/25/2035, 1M Libor + 1.43%	1,107,859
1,551,102	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 2.857% due 12/25/2034, 1M Libor + 1.31%	1,492,536
292,403	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 3.427% due 1/25/2035, 1M Libor + 1.88%	257,494
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 2.647% due 1/25/2035, 1M Libor + 1.10%	986,851
2,030,810	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 2.587% due 3/25/2035, 1M Libor + 1.04%	1,063,864
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 2.527% due 2/25/2035, 1M Libor + 0.98%	1,168,000
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 2.429% due 4/25/2035, 1M Libor + 1.05%	179,899
92,567	Morgan Stanley Dean Witter Capital Adj%, 4.904% due 4/25/2033, 1M Libor + 3.53%	83,615
189,070	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 2.497% due 10/25/2031, 1M Libor + 0.95%	207,610
208,105	Morgan Stanley Dean Witter Capital I Inc Trust 2002-AM2, 3.329% due 5/25/2032, 1M Libor + 1.95%	204,619
470,938	MortgageIT Trust 2005-2, 2.362% due 5/25/2035, 1M Libor + 0.81%	451,151
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1.832% due 3/25/2037, 1M Libor + 0.28%	2,109,568
539,161	New Century Home Equity Loan Trust 2003-6, 6.315% due 1/25/2034, 1M Libor + 4.76%	521,266
555,658	New Century Home Equity Loan Trust 2004-1, 3.877% due 5/25/2034, 1M Libor + 2.33%	508,350
160,278	New Century Home Equity Loan Trust 2004-3, 3.277% due 11/25/2034, 1M Libor + 1.73%	151,297
2,019,256	New Century Home Equity Loan Trust 2005-1, 2.752% due 3/25/2035, 1M Libor + 1.20%	1,083,779
3,939,211	New Century Home Equity Loan Trust 2005-2, 2.572% due 6/25/2035, 1M Libor + 1.02%	2,059,879
606,280	New Century Home Equity Loan Trust 2006-2, 1.712% due 6/25/2035, 1M Libor + 0.16%	567,929
2,306,255	New Century Home Equity Loan Trust Series 2003-2, 4.552% due 1/25/2033, 1M Libor + 3.00%	2,219,281
174,454	New Century Home Equity Loan Trust Series 2003-3, 7.177% due 7/25/2033, 1M Libor + 5.63%	143,533
534,443	New Century Home Equity Loan Trust Series 2003-5, 6.000% due 11/25/2033	530,246
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1.799% due 2/25/2036, 1M Libor + 0.47%	1,455,464
1,281,027	NovaStar Home Equity Loan Adj%, 4.102% due 2.55%, 1M Libor + 2.55%	1,136,271
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 4.327% due 12/25/2034, 1M Libor + 2.78%	84,655
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 3.929% due 3/25/2035, 1M Libor + 2.55%	2,270,913
3,450,000	NovaStar Mortgage Funding Trust Series 2005-1, 3.322% due 6/25/2035, 1M Libor + 1.77%	2,441,385
298,286	Option One Mortgage Loan Trust 2004-1, 4.027% due 1/25/2034, 1M Libor + 2.48%	278,785
439,085	Option One Mortgage Loan Trust 2004-1, 3.577% due 1/25/2034, 1M Libor + 2.03%	418,778
593,107	Option One Mortgage Loan Trust 2004-2, 4.252% due 5/25/2034, 1M Libor + 2.70%	479,468
424,238	Option One Mortgage Loan Trust 2004-2, 3.127% due 5/25/2034, 1M Libor + 1.58%	411,320
274,550	Origen Manufactured Housing, 7.820% due 3/15/2032	271,466
833,790	Ownit Mortgage Loan Trust Series 2004-1, 4.327% due 7/25/2035, 1M Libor + 2.78%	1,069,566
6,379,166	Ownit Mortgage Loan Trust Series 2005-3, 2.227% due 6/25/2036, 1M Libor + 0.68%	6,325,595
2,967,432	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL, 2.662% due 3/25/2035, 144A, 1M Libor + 1.11%	1,603,589
4,532,290	Park Place Securities Inc Series 2005-WCW1, 2.039% due 9/25/2035, 1M Libor + 0.66%	1,799,077
175,843	People's Choice Home Loan Securities Trust Series 2004-2, 4.079% due 10/25/2034, 1M Libor + 2.70%	126,997
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 3.104% due 10/25/2034, 1M Libor + 1.73%	181,702
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 3.202% due 6/25/2035, 1M Libor + 1.65%	723,170
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 3.452% due 8/25/2035, 1M Libor + 1.90%	658,059
2,931,075	Popular ABS Mortgage Pass-Through Trust 2006-E, 1.832% due 1/25/2037, 1M Libor + 0.28%	1,440,729
695,000	Prime Mortgage Trust 2006-CL1, 2.032% due 2/25/2035, 1M Libor + 0.48%	396,377
992,000	Prime Mortgage Trust 2006-CL1, 1.952% due 2/25/2035, 1M Libor + 0.40%	653,394
265,405	Provident Bank Home Equity Loan Trust 1999-3, 2.167% due 1/25/2031, 1M Libor + 0.84%	239,603
1,000,561	Provident Bank Home Equity Loan Trust 1999-3, 2.108% due 1/25/2031, 1M Libor + 0.78%	901,515
115,905	Quest Trust, 6.254% due 2/25/2034, 144A, 1M Libor + 4.88%	117,410
2,238,169	Quest Trust, 4.882% due 12/25/2033, 144A, 1M Libor + 5.25%	1,948,012
325,067	RAAC Series 2004-SP3 Trust, 3.402% due 9/25/2034, 1M Libor + 1.85%	183,824
230,598	RAAC Series 2005-SP2 Trust, 1.852% due 6/25/2044, 1M Libor + 0.30%	204,587
532,425	RAAC Series 2007-RP4 Trust, 1.902% due 11/25/2046, 144A, 1M Libor + 0.35%	482,500
103,092	RALI Series 2003-QS9 Trust, 2.002% due 5/25/2018, 1M Libor + 0.45%	101,307
76,649	RALI Series 2006-QS12 Trust, 1.952% due 9/25/2036, 1M Libor + 0.40%	55,811
86,409,808	RALI Series 2006-QS12 Trust, 0.467% due 9/25/2036	1,333,394

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
2,366,632	RALI Series 2007-QH5 Trust, 1.802% due 6/25/2037, 1M Libor + 0.25%	$ 853,777
2,289,346	RALI Series 2007-QH7 Trust, 1.649% due 8/25/2037, 1M Libor + 0.27%	1,032,532
181,898	RAMP Series 2003-RS10 Trust, 4.102% due 11/25/2033, 1M Libor + 2.55%	157,393
247,137	RAMP Series 2004-SL1 Trust, 3.279% due 10/25/2031, 1M Libor + 1.90%	246,666
3,750,000	RAMP Series 2005-EFC4 Trust, 2.379% due 9/25/2035, 1M Libor + 0.70%	2,781,477
1,000,000	RAMP Series 2005-EFC4 Trust, 2.182% due 9/25/2035, 1M Libor + 0.63%	898,837
1,161,449	RASC Series 2004-KS1 Trust, 3.127% due 2/25/2034, 1M Libor + 1.58%	1,106,644
1,844,466	RASC Series 2004-KS6 Trust, 5.222% due 7/25/2034	1,129,407
392,630	Renaissance Home Equity Loan Trust 2002-3, 6.802% due 12/25/2032, 1M Libor + 5.25%	228,703
47,586	Renaissance Home Equity Loan Trust 2003-3, 4.629% due 12/25/2033, 1M Libor + 3.25%	46,804
4,050,000	Renaissance Home Equity Loan Trust 2005-3, 5.256% due 11/25/2035	1,867,997
38,266,195	Residential Asset Securitization Trust 2005-A11CB, 0.319% due 10/25/2035	379,723
3,654,250	Residential Asset Securitization Trust 2007-A9, 7.000% due 9/25/2037	1,045,901
45,422	RFSC Series 2001-RM2 Trust, 3.410% due 6/25/2031	43,000
360,218	SACO I Inc., 6.600% due 4/25/2039, 144A	356,616
719,805	SASCO Mortgage Loan Trust 2004-GEL2, 5.500% due 5/25/2034	607,287
468,365	SASCO Mortgage Loan Trust 2004-GEL2, 5.500% due 7/199/2044	435,122
293,342	Saxon Asset Securities Trust 2002-3, 4.140% due 12/25/2032, 1M Libor + 2.59%	265,055
468,327	Saxon Asset Securities Trust 2003-3, 4.304% due 12/25/2033, 1M Libor + 2.93%	406,740
1,709,557	Saxon Asset Securities Trust 2004-1, 3.731% due 3/25/2035, 1M Libor + 2.63%	415,766
314,966	Saxon Asset Securities Trust 2004-2, 3.233% due 8/25/2035, 1M Libor + 1.91%	313,564
948,250	Saxon Asset Securities Trust 2005-1, 4.548% due 5/25/2035, 1M Libor + 3.53%	165,414
1,000,000	Saxon Asset Securities Trust 2005-3, 2.527% due 11/25/2035, 1M Libor + 1.20%	203,721
5,250,000	Saxon Asset Securities Trust 2006-1, 2.317% due 3/25/2036, 1M Libor + 0.77%	903,232
4,500,000	Saxon Asset Securities Trust 2007-4, 4.552% due 12/25/2037, 144A, 1M Libor + 3.00%	2,197,495
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 4.552% due 2/25/2034, 1M Libor + 3.00%	25,135
259,036	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 3.727% due 2/25/2034, 1M Libor + 2.18%	241,704
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 3.059% due 9/25/2034, 1M Libor + 1.68%	127,558
292,562	Security National Mortgage Loan Trust Adj%, 1.729% due 2/25/2035, 144A	253,533
883,385	Sequoia Mortgage Trust 5, 2.695% due 10/19/2026, 1M Libor + 1.20%	492,072
483,077	Sequoia Mortgage Trust 9, 2.626% due 9/20/2032, 1M Libor + 1.13%	433,301
203,619	Soundview Home Loan Trust 2004-WMC1, 2.752% due 1/25/2035, 1M Libor + 1.20%	194,746
2,527,001	Soundview Home Loan Trust 2006-3, 1.712% due 11/25/2036, 1M Libor + 0.16%	2,458,564
480,000	Soundview Home Loan Trust 2007-OPT2, 1.559% due 7/25/2037, 1M Libor + 0.18%	419,788
174,448	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 6.052% due 6/25/2034, 1M Libor + 4.50%	163,594
349,215	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 3.779% due 8/25/2034, 1M Libor + 2.40%	336,296
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 4.102% due 2/25/2035, 1M Libor + 2.55%	361,922
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 3.502% due 2/25/2035, 1M Libor + 1.95%	244,022
137,433	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 3.4177% due 7/25/2035, 1M Libor + 2.63%	134,282
191,352	Structured Asset Investment Loan Trust, 6.052% due 10/25/2033, 1M Libor + 4.50%	198,215
260,149	Structured Asset Investment Loan Trust 2003-BC2, 2.932% due 4/25/2033, 1M Libor + 1.38%	255,873
145,759	Structured Asset Investment Loan Trust 2003-BC4, 6.427% due 6/25/2033, 1M Libor + 4.88%	123,730
851,404	Structured Asset Investment Loan Trust 2003-BC8, 6.052% due 8/25/2033, 1M Libor + 4.50%	689,698
51,196	Structured Asset Investment Loan Trust 2003-BC8, 4.177% due 8/25/2033, 1M Libor + 2.63%	49,861
473,390	Structured Asset Investment Loan Trust 2003-BC10, 5.879% due 10/25/2033, 1M Libor + 4.50%	450,239
144,621	Structured Asset Investment Loan Trust 2004-8, 2.482% due 9/25/2034, 1M Libor + 0.93%	145,067
71,562	Structured Asset Investment Loan Trust 2004-9, 4.327% due 10/25/2034, 1M Libor + 2.78%	66,976
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 2.827% due 12/25/2034, 1M Libor + 1.28%	485,977
959,060	Structured Asset Mortgage Investments II Trust 2006-AR3, 1.762% due 4/25/2036, 1M Libor + 1.762%	881,062
589,580	Structured Asset Mortgage Investments II Trust 2007-AR4, 1.802% due 9/25/2047, 1M Libor + 1.80%	2,450,250
524,157	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1, 3.375% due 8/25/2031	485,675
214,865	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-36XS, 5.588% due 11/25/2033	126,655
55,242	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS, 5.670% due 3/25/2034	54,921
614,646	Terwin Mortgage Trust 2003-7SL, 8.000% due 12/25/2033, 144A	588,253
947,759	Terwin Mortgage Trust 2004-18SL, 8.000% due 10/25/2034, 144A	866,619
260,000	Terwin Mortgage Trust 2007-QHL1, 2.738% due 10/25/2038, 144A, 1M Libor + 1.50%	155,789
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE, 6.000% due 07/25/2034	146,136
111,298	Terwin Mortgage Trust Series TMTS 2003-5SL, 8.000% due 10/25/2034, 144A	108,922
130,193	Terwin Mortgage Trust Series TMTS 2003-8HE, 3.952% due 12/25/2034, 1M Libor + 2.40%	128,993
53,513	Terwin Mortgage Trust Series TMTS 2004-3HE, 2.952% due 3/25/2035, 1M Libor + 1.40%	53,607
1,423,599	Truman Capital Mortgage Loan Trust, 4.302% due 1/25/2034, 144A, 1M Libor + 2.75%	1,285,295
964,782	UCFC Home Equity Loan Trust 1998-D, 7.750% due 4/15/2030	934,414

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (continued) - 80.2%
124,063	WaMu Mortgage Pass-Through Certificates Series 2003-S10 Trust, 4.717% due 10/25/2018	$ 122,613
31,830	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.244% due 2/25/2018	31,921
9,961	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS1 Trust, 5.244% due 2/25/2018	9,988
2,623,645	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1.612% due 10/25/2036, 1M Libor + 0.06%	1,449,928
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 6.052% due 10/25/2034, 144A, 1M Libor + 4.50%	1,017,739
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 5.000% due 10/25/2034, 144A	984,891
1,176,924	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 4.372% due 10/25/2034, 1M Libor + 2.82%	1,172,084
276,417	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 5.302% due 4/25/2035, 1M Libor + 3.75%	283,089
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 5.302% due 4/25/2035, 144A, 1M Libor + 3.75%	1,753,074
383,980	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 2.502% due 4/25/2034, 1M Libor + 0.95%	360,243
870,097	Wells Fargo Mortgage Backed Securities 2004-C Trust, 3.309% due 4/25/2034	827,119
299,443	Wells Fargo Mortgage Backed Securities 2004-BB Trust, 3.359% due 1/25/2035	154,833
110,329	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust, 3.459% due 6/25/2035	106,490
243,791	Yale Mortgage Loan Trust 2007-1, 1.952% due 6/25/2037, 144A, 1M Libor + 0.40%	110,309
	TOTAL NON_AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $315,512,988)	332,637,596

	COMMERCIAL MORTGAGE BACKED SECURITIES - 9.7%
207,484	Bayview Commercial Asset Trust 2005-2, 2.212% due 8/25/2035, 144A, 1M Libor + 0.66%	178,356
207,484	Bayview Commercial Asset Trust 2005-2, 2.172% due 8/25/2035, 144A, 1M Libor + 0.62%	193,602
1,015,840	Bayview Commercial Asset Trust 2005-2, 2.162% due 8/25/2035, 144A, 1M Libor + 0.61%	969,003
781,522	Bayview Commercial Asset Trust 2005-2, 2.032% due 8/25/2035, 144A, 1M Libor + 0.48%	748,413
1,697,070	Bayview Commercial Asset Trust 2005-3, 2.652% due 11/25/2035, 144A, 1M Libor + 1.10%	1,571,761
720,695	Bayview Commercial Asset Trust 2005-3, 2.062% due 11/25/2035, 144A, 1M Libor + 0.51%	681,512
621,814	Bayview Commercial Asset Trust 2006-2, 1.972% due 7/25/2036, 144A, 1M Libor + 0.42%	564,436
1,051,228	Bayview Commercial Asset Trust 2006-SP2, 2.042% due 1/25/2037, 144A, 1M Libor + 0.49%	871,308
3,387,129	Bayview Commercial Asset Trust 2006-SP2, 2.022% due 1/25/2037, 144A, 1M Libor + 0.47%	2,905,511
761,446	Bayview Commercial Asset Trust 2007-1, 1.842% due 3/25/2037, 144A, 1M Libor + 0.29%	656,433
214,474	Bayview Commercial Asset Trust 2007-1, 1.772% due 3/25/2037, 144A, 1M Libor + 0.22%	206,143
2,845,232	Bayview Commercial Asset Trust 2007-2, 1.648% due 7/25/2037, 144A, 1M Libor + 0.32%	2,656,758
3,669,386	Bayview Commercial Asset Trust 2007-4, 1.929% due 9/25/2037, 144A, 1M Libor + 0.55%	2,823,376
13,628,500	Bayview Commercial Asset Trust 2007-5, 3.052% due 10/25/2037, 144A, 1M Libor + 1.50%	8,960,563
9,000,000	Bayview Commercial Asset Trust 2007-6, 3.052% due 10/25/2037, 144A, 1M Libor + 1.50%	6,712,486
750,000	Bayview Commercial Asset Trust 2008-1, 3.052% due 1/25/2038, 144A, 1M Libor + 1.50%	737,996
1,126,833	Bayview Commercial Asset Trust Adj%, 2.112% due 1/25/2037, 1M Libor + 0.56%	901,676
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 3.802% due 4/25/2036, 144A, 1M Libor + 2.25%	1,369,276
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1 7.283% due 3/25/2049, 144A	1,598,221
1,500,000	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 5.875% due 2/15/2039, 144A	1,497,577
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-LN2, 5.561% due 7/15/2041	17,908
681,218	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, 5.623% due 5/12/2045	636,192
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 6.138% due 4/15/2045	82,309
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7, 5.911% due 4/15/2045	125,202
313,974	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10, 5.464% due 1/15/2049	315,218
30,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, 1.054% due 4/15/2047, 144A	1,418,541
852,724	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.365% due 5/15/2043	794,647
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $37,530,416)	40,194,424

	CORPORATE BONDS - 5.6%
	FINANCIAL - 5.6%
3,500,000	Freedom Mortgage Corp. 8.125% due 11/25/2024, 144A	3,574,375
9,150,000	Ocwen Financial Corp. 8.375% due 11/15/2022, 144A	9,424,500
9,275,000	TitleMax Finance Corp., 8.500% due 9/15/2018, 144A	8,533,000
4,500,000	Transworld Systems Inc 9.500% due 8/15/2021, 144A	1,597,500
		23,129,375
	MATERIALS - 0.0%
95,275	Cobre Del Mayo SA de CV, 8.750% due 11/15/2021, 144A	-
	TOTAL CORPORATE BONDS (Cost $24,924,638)	23,129,375

	OTHER MORTGAGE BACKED SECURITIES - 1.2%
3,997,795	Conseco Financial Corp., 6.970% due 5/15/2029	3,310,981
922,455	Conseco Finance Securitizations Corp., 7.690% due 3/1/2031	723,352
125,066	Irwin Home Equity Loan Trust 2006-1, 1.589% due 9/25/2035, 144A, 1M Libor + 0.21%	115,725
227,690	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 2.428% due 8/25/2034, 1M Libor + 1.10%	207,062

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
Principal ($)		Fair Value
	OTHER MORTGAGE BACKED SECURITIES (continued) - 1.2%
255,611	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1, 3.950% due 6/25/2036	$ 229,856
329,130	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1.999% due 1/25/2036, 144A, 1M Libor + 0.62%	341,883
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $4,826,053)	4,928,859

	SHORT-TERM INVESTMENT - 3.1%
	MONEY MARKET FUND - 3.1%
13,079,004	Goldman Sachs Financial Square Funds - Government Fund	13,079,004
	Government Fund, to yield 0.97% * (Cost $13,079,004)

	TOTAL INVESTMENTS - 99.8% (Cost $395,873,099) (a)	$ 413,969,258
	OTHER ASSETS LESS LIABILITIES - 0.2%	924,678
	NET ASSETS - 100.0%	$ 414,893,936

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $395,873,099 differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 20,637,836
	Unrealized Depreciation:	(2,541,677)
	Net Unrealized Appreciation:	$ 18,096,159

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2017.

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2017 144A securities amounted to $106,044,069 or 25.6% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$-	$332,637,596	$-	$332,637,596
Commercial Mortgage Backed Securities	-	40,194,424	-	40,194,424
Corporate Bond	-	23,129,375	-	23,129,375
Other Mortgage Backed Securities	-	4,928,859	-	4,928,859
Short-Term Investment	13,079,004	-	-	13,079,004
Total	$13,079,004	$400,890,254	$-	$413,969,258

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 02/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 02/28/2018

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 02/28/2018